Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares no par value (in Dollars per share)	[1]
Ordinary shares: shares authorized	[1]
Ordinary shares: shares issued	[1]	12,977,354	10,714,286
Ordinary shares: shares outstanding	[1]	12,977,354	10,714,286

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.